OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER LIABILITIES [Abstract]
Current tax payable	$ 4,226	$ 2,036
Lease incentive obligation	20,306	24,757
Deferred rent	8,444	3,792
Refundable deposits	805	350
Other	5,875	9,319
Total other liabilities	$ 39,656	$ 40,254